Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands		Total	Share Capital	Reserves	Share-Based Compensation	Compensation Options/ Warrants/Shares Issued	Convertible Notes	Change in Ownership Interest	Obligation to Issue Shares	AOCI	Fair Value	Deferred Tax	Associate OCI Pick-up	Foreign Currency Translation	Deficit	Non-Controlling Interests
Beginning balance (in shares) at Jun. 30, 2021			198,068,923
Beginning balance at Jun. 30, 2021		$ 2,037,700	$ 6,424,296	$ 141,500	$ 200,214	$ 27,667	$ 419	$ (86,800)		$ (207,011)	$ (211,327)	$ 18,919	$ 210	$ (14,813)	$ (4,321,085)	$ 0
Shares issued for business combinations & asset acquisitions (in shares)			2,467,421
Shares issued/issuable for business combinations		18,913	$ 9,230	9,683		9,683
Shares released for earn out payments (in shares)			193,554
Shares released for earn out payment		1,000
Shares issued for equity financings (in shares)			96,570,138
Shares issued through equity financing		326,446
Equity financing transaction costs		(13,410)	$ (13,410)
Deferred tax on transaction costs		(2,193)
Exercise of RSU (in shares)			375,193
Share issued under RSU, PSU and DSU plans			$ 7,727	(7,727)	(7,727)
Share-based compensation	[1]	13,757
NCI contribution		1,300													434	866
Shares issued from treasury		1,530
Comprehensive loss for the period		(1,722,689)
Ending balance (in shares) at Jun. 30, 2022			297,772,238
Ending balance at Jun. 30, 2022		662,354	$ 6,754,626	157,213	206,244	37,350	419	(86,800)	$ 0	(211,721)	(213,394)	18,919	208	(17,454)	(6,038,275)	511
Shares issued for business combinations & asset acquisitions (in shares)			2,614,995
Shares issued/issuable for business combinations			$ 9,683	(9,683)		(9,683)
Shares issued for equity financings (in shares)			44,551,253
Shares issued through equity financing		75,568	$ 75,154	414					414
Equity financing transaction costs		(2,381)	(2,381)
Deferred tax on transaction costs		(516)	$ (516)
Exercise of RSU (in shares)			330,824
Share issued under RSU, PSU and DSU plans			$ 4,668	(4,668)	(4,668)
Share-based compensation	[2]	10,764		10,764	10,764
NCI contribution		25,925														25,925
Put option liability		(47,638)													(47,638)
Change in ownership interests in net assets		0													(11,923)	11,923
Comprehensive loss for the period		(206,939)								(644)	(1,205)	0	0	561	(198,997)	(7,298)
Ending balance (in shares) at Mar. 31, 2023			345,269,310
Ending balance at Mar. 31, 2023		$ 517,137	$ 6,841,234	$ 154,040	$ 212,340	$ 27,667	$ 419	$ (86,800)	$ 414	$ (212,365)	$ (214,599)	$ 18,919	$ 208	$ (16,893)	$ (6,296,833)	$ 31,061

[1]	Included in share-based compensation is nil relating to milestone payments for the nine months ended March 31, 2023 (year ended June 30, 2022 - $0.5 million).
[2]	Included in share-based compensation is nil relating to milestone payments for the nine months ended March 31, 2023 (year ended June 30, 2022 - $0.5 million).